Impairment - Expense (Details) - EUR (€) € in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Impairment
Impairment charges		€ 39	€ 241	€ 38
Goodwill impairment			200
Fixed Networks
Impairment
Goodwill impairment	€ 200
Total impaired assets
Impairment
Impairment charges		39	245	38
Goodwill
Impairment
Impairment charges			200
Intangible assets other than goodwill
Impairment
Impairment charges			9	12
Property, plant and equipment [member]
Impairment
Impairment charges		14		4
Right-of-use assets
Impairment
Impairment charges		€ 25	32	20
Impairment charge net of onerous lease contract provision releases				20
Investments in associated companies and joint ventures
Impairment
Impairment charges			€ 4	€ 2